Supplement to the Current Statement of Additional Information - Part I

MFS(R) Diversified Target Return Fund

Effective immediately, the sub-sections entitled "Ownership of Fund Shares" and "Other Accounts", under the heading "Portfolio Manager(s)" in Appendix C are hereby restated as follows:

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager(s) as of April 30, 2008. The following dollar ranges apply:

N. None
A. $1 - $10,000
B. $10,001  - $50,000
C. $50,001  - $100,000
D. $100,001 - $500,000
E. $500,001 - $1,000,000
F. Over $1,000,000

---------------------------------------- --------------------------------------
                                         Dollar Range of Equity Securities in
Name of Portfolio Manager                Fund^
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Joseph C. Flaherty, Jr.                                    D
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Natalie I. Shapiro                                         N
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Curt Custard                                               N
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
Tom Clarke                                                 N
---------------------------------------- --------------------------------------


Other Accounts. In addition to the Fund, the Fund's portfolio managers are responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of April 30, 2008 were as follows:

------------- --------------------- --------------------- --------------------
              Registered            Other Pooled          Other Accounts
              Investment Companies  Investment Vehicles
------------- --------------------- --------------------- --------------------
------------- ---------- ---------- ----------- --------- ----------- --------
Name          Number     Total      Number of   Total     Number of   Total
              of
              Accounts*  Assets*    Accounts    Assets    Accounts    Assets
------------- ---------- ---------- ----------- --------- ----------- --------
------------- ---------- ---------- ----------- --------- ----------- --------
Joseph C.     10         $7.2       0           N/A       0           N/A
Flaherty,                billion
Jr.
------------- ---------- ---------- ----------- --------- ----------- --------
------------- ---------- ---------- ----------- --------- ----------- --------
Natalie I.    1          $94.0      0           N/A       0           N/A
Shapiro                  million
------------- ---------- ---------- ----------- --------- ----------- --------
------------- ---------- ---------- ----------- --------- ----------- --------
Curt          3          $3.0       4           $4.3      4           $752.0
Custard^                 billion                billion               million
------------- ---------- ---------- ----------- --------- ----------- --------
------------- ---------- ---------- ----------- --------- ----------- --------
Tom Clarke^   7          $12.0      21          $26.4     10          $3.0
                         billion                billion               billion
------------- ---------- ---------- ----------- --------- ----------- --------
----------------
*   Includes the Fund.

^   As of December 31, 2007.



With respect to the accounts identified in the table above, Curt Custard manages one pooled investment vehicle with assets totaling $188.7 million, for which the advisory fees are based in part on the performance of the account.



               The date of this supplement is June 1, 2008.